Long-Term Borrowings	6 Months Ended
Jun. 30, 2024
Short-Term Borrowngs [Abstract]
LONG-TERM BORROWINGS

7. LONG-TERM BORROWINGS

On March 22, 2024, the Company entered into a Loan Agreement (the “Loan Agreement”) with High West Capital Partners, LLC (the “Lender”), pursuant to which the Lender agrees to lend to the Company (the “Loan”) amounts to be paid in four tranches. The amount of each tranche of the Loan is adjusted depending on the trading price of the Company’s Class B Ordinary Shares. The first tranche, paid on March 28, 2024, provides the Company with loan proceeds of approximately $588,888; the second tranche, paid on April 9, 2024, provides the Company with loan proceeds of approximately $681,828; the third and final tranche, paid on April 18, 2024, provides the Company with loan proceeds of approximately $909,978. Each tranche of the Loan has a maturity of five years from the date the tranche is extended and an interest of 5.05% per annum to be paid by the Company to the Lender in semi-annual installments.

As of June 30, 2024, the Company had long-term borrowings of approximately $2,180,694.